UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Report to Stockholders

The Finance Company of Pennsylvania

Founded 1871

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III	Jonathan D. Scott

Shaun F. O’Malley	Peter Bedell

Herbert S. Riband, Jr.	Henry F. Reichner

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

William McNish, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

August 27, 2014

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 16, 2014, Charles E. Mather III and Henry F. Reichner were elected Directors, each for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14
Actual Return	$1,000.00	$1,054.74	$7.31
Hypothetical 5% Return	$1,000.00	$1,017.88	$7.18

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.42%, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2014

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	86.53%
Bonds	9.69%
Short Term Investments	3.79%
Other Assets in Excess of Liabilities	(.01%	)

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Financial Services	23.61%
Energy	17.16%
International	9.55%
Consumer Discretionary	7.92%
Producer Durables	5.76%
Healthcare	5.73%
Materials & Processing	5.31%
Consumer Staples	4.55%
Diversified Holding	3.78%
Technology	2.77%
Utilities	.39%

86.53%

Top 10 Stock Holdings (% of Company’s Net Assets)

Exxon Mobil Corp.	15.85%
PNC Financial Services Group Inc.	15.32%
Harbor International Funds	4.85%
Pennsylvania Warehousing & Safe Deposit Co.	3.78%
Alpine Municipal Money Market	3.13%
Dreyfus International Stock I	2.23%
Marsh & McLennan Companies Inc.	1.66%
Berkshire Hathaway B	1.62%
Johnson and Johnson	1.61%
Coca Cola Co.	1.49%

Total	51.54%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

(Unaudited)

ASSETS
Investments at fair value — unaffiliated (Note 2):
Short Term Investments (identified cost $2,364,150)	2,364,150
Bonds (identified cost $5,874,012)	6,053,394
Common Stocks & Mutual Funds (identified cost $22,648,325)	51,680,932
Investments at fair value — affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,359,380

Total Investments	62,457,856
Cash	61,596
Accrued interest and dividends receivable	103,894
Prepaid expenses	15,210
Other assets	943

Total	62,639,499

LIABILITIES
Accrued expenses and taxes (Note 1)	73,190
Payroll Taxes Payable	1,059
Dividends Payable	8,936
Covered Call Options written at fair value (premiums received $80,493)	106,850

Total	190,035

NET ASSETS	62,449,464

COMPONENTS OF NET ASSETS
Paid in Capital	14,517,242
Net Accumulated Realized Gain on Investments and Written Options	16,465,243
Net Unrealized Appreciation on Investments and Written Options	31,466,979

Net assets equivalent to $1,441.85 per share on shares of 43,312 $10 par value capital stock outstanding at June 30, 2014 (authorized 232,000 shares)	62,449,464

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2014

SHORT TERM SECURITIES — 3.79%

Number of Shares		Identified Cost	Fair Value (Note 1)
102,979	Invesco Short Term Investment Trust — Treasury 0.02%†	102,979	102,979
2,261,171	Alpine Municipal Money Market 0.02%†	2,261,171	2,261,171

	Total	$2,364,150	$2,364,150

BONDS — 9.69%
Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.20%
58,805	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	61,703	60,254
186,016	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	189,195	196,807
137,790	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	144,306	145,809
168,338	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	178,554	178,664
94,527	Government National Mortgage Association II 5.5% due 1/20/2036	106,081	105,640
36,789	Government National Mortgage Association 5% due 5/15/2039	41,401	40,438
19,895	Government National Mortgage Association 6% due 4/15/2036	25,549	22,943

		746,789	750,555

	MUNICIPAL & CORPORATE BONDS — 8.49%
105,000	Alameda Corridor CA 6.5% due 10/01/2019	116,513	118,990
72,622	Alt Bldg Concepts 4.16% due 12/20/2032	73,313	69,599
145,000	Apache Corp. 3.25% due 4/15/2022	148,038	149,144
200,000	California St Build America 6.65% due 3/1/2022	241,953	249,360
170,000	California Statewide 4.375% due 1/1/2023	170,000	177,505
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	33,302	34,429

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2014

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
30,000	East Baton Rouge LA Mtg Fin ** 5.726% due 9/10/2014	29,730	29,850
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	120,109	126,166
125,000	General Electric Co. 5.25% due 12/6/2017	140,653	141,030
150,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	175,035	182,929
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	195,187	226,556
55,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	57,341	59,961
135,000	Illinois St Build 5.563% due 2/1/2021	148,166	144,445
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	97,258
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	142,183	144,169
75,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	78,455	80,671
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	192,674
145,000	Massachusetts St. Housing 5.962% due 6/1/2017	145,000	151,684
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	149,962
80,000	Montana State Board of Housing 5% due 12/1/2027	83,012	85,202
10,000	Montana State Board of Housing 5.5% due 12/1/2037	10,107	10,105
20,000	NJ Economic Dev. Authority 5.178% due 11/1/2015	20,000	20,195
50,000	New Jersey St Hlth 4.75% due 7/1/2025	54,343	58,474
115,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	118,318	123,546
225,000	New York NY Build 5.487% due 12/1/2022	266,583	261,988
150,000	New York St Dorm Auth Revenues 3.292% due 12/1/2021	150,000	152,632
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034	200,000	221,402

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2014

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
115,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	120,192	120,372
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	151,709	171,836
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	156,366
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	106,134	113,427
75,000	Southern CA Public Power 2.178% due 7/1/2019	75,000	75,526
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	116,504
150,000	University North Carolina 2.535% due 12/1/2022	150,000	142,260
320,000	University of Oklahoma 5.6% due 7/1/2020	320,089	342,736
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	83,467	75,269
65,000	Washinghton St Series B 5.5% due 5/1/2018	68,062	71,479
215,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	215,000	234,202
80,000	Wyoming Cmnty Development Authority 4.8% due 6/1/2015	80,000	82,520
140,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	140,229	140,416

		5,127,223	5,302,839

	Total Bonds	$5,874,012	$6,053,394

COMMON STOCKS & MUTUAL FUNDS — 86.53%
Number of Shares		Identified Cost	Fair Value (Note 1)
	ENERGY—17.16%
10,300	Devon Energy Corp.	$746,246	$817,820
98,343	Exxon Mobil Corp.	129,792	9,901,173

	Total	876,038	10,718,993

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2014

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	FINANCIAL SERVICES — 23.61%
5,200	American Express Co.	192,972	493,324
8,000	Berkshire Hathaway B*	352,582	1,012,480
16,700	Charles Schwaab Corporation	469,391	449,731
107,455	PNC Financial Services Group Inc.	64,938	9,568,868
20,000	Marsh & McLennan Companies Inc.	262,439	1,036,400
7,700	Renaissance RE Holdings LTD	813,271	823,900
12,000	State Street Corp.	88,500	807,120
31,700	Western Union Co	538,513	549,678

	Total	2,782,606	14,741,501

	TECHNOLOGY — 2.77%
2,500	Int'l Business Machines Corp.	59,809	453,175
10,500	Microsoft Corp.	424,406	437,850
5,500	Qualcomm	431,728	435,600
16,800	Rovi Corp.*	412,572	402,528

	Total	1,328,515	1,729,153

	CONSUMER DISCRETIONARY — 7.92%
15,700	Carnival Corp.	617,532	591,105
12,300	Gildan Activewear Inc.	676,128	724,224
11,600	Kohl’s Corp.	629,219	611,088
6,300	McDonalds Corp.	85,613	634,662
9,400	Omnicom Group Inc	677,419	669,468
16,000	Twenty-First Century Fox (non voting)	575,690	562,400
6,900	WalMart Stores Inc.	340,802	517,983
25,200	Winnebago Inds Inc.	612,798	634,536

	Total	4,215,201	4,945,466

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2014

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	CONSUMER STAPLES — 4.55%
22,000	Coca Cola Co.	9,597	931,920
5,800	Colgate Palmolive Co.	159,669	395,444
2,000	Diageo PLC Sponsored ADR	256,425	254,540
6,600	Procter & Gamble Company	545,889	518,694
16,400	Unilever PLC SPSD ADR	737,762	743,084

	Total	1,709,342	2,843,682

	PRODUCER DURABLES — 5.76%
4,500	3M Company	651,061	644,580
7,500	Emerson Electric Co.	57,084	497,700
22,100	General Electric Co.	423,606	580,788
3,000	Illinois Tool Works	173,016	262,680
13,300	Kennametal Inc.	656,761	615,524
16,000	The Brinks Co.	512,913	451,520
5,300	United Parcel Service Class B	417,709	544,098

	Total	2,892,150	3,596,890

	MATERIALS & PROCESSING — 5.31%
8,900	Ball Corp	538,026	557,852
18,000	Dow Chemical Co.	116,338	926,280
8,500	Reliance Steel & Aluminum Co.	625,162	626,535
4,100	Rock Tenn Co.	437,095	432,919
17,700	Schweitzer Mauduit	747,571	772,782

	Total	2,464,192	3,316,368

	HEALTHCARE — 5.73%
8,400	Baxter International Inc.	617,430	607,320
2,500	Becton Dickinson & Co.	66,953	295,750
7,300	Cardinal Health Inc.	519,577	500,488
9,600	Johnson and Johnson	52,842	1,004,352
5,400	Laboratory Corp. of America	551,196	552,960
10,700	Merck & Co. Inc.	114,053	618,995

	Total	1,922,051	3,579,865

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2014

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
	UTILITIES — 0.39%
5,000	Verizon Communications Inc	37,808	244,650

	INTERNATIONAL — 9.55%
30,707	Oakmark International Fund I	601,865	826,029
87,258	Dreyfus International Stock I	1,204,159	1,395,254
40,818	Harbor International Funds	1,865,000	3,027,037
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	716,044

	Total	4,420,422	5,964,364

	DIVERSIFIED HOLDING — 3.78%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3) ‡	71,399	2,359,380

	Total Common Stocks & Mutual Funds	22,719,724	54,040,312

	Total Investments — 100.01%	$30,957,886	$62,457,856

	Other assets in excess of liabilities — .10%		(8,392)

	NET ASSETS—100%		$62,449,464

*	Non-income producing.

**	Effective rate on zero coupon bond

#	- Variable rate security, rate disclosed is as of 6/30/2014

ADR	- American depository receipt

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014

(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	513,134
Dividends from affiliates (Note 3)	36,600
Interest	121,877

Total	671,611
Expenses:
Accounting	37,306
Compensation	95,250
Compliance fees	28,533
Custodian	4,078
Directors’ fees	41,850
Insurance	21,509
Investment advisory fees (Note 9)	75,212
Printing and postage	1,148
Professional fees	76,600
Other office and administrative	51,492

Total	432,978

Net investment income	238,633

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	3,907,115
In-kind transfers (Note 5)	670,640
Written options	(7,166)

Net realized gain	4,570,589

Net change in unrealized appreciation / depreciation on:
Investments	(1,651,037)
Investments in affiliate	108,848
Written options	573

Net change in unrealized appreciation / depreciation	(1,541,616)

Net realized and unrealized gain on investments	3,028,973
Capital gains tax payable on behalf of shareholders (Note 1)	—

Net increase in net assets resulting from operations	$3,267,606

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2014 and

the Year Ended December 31, 2013

	2014	2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$238,633	$778,550
Net realized gain on investments	$4,570,589	5,152,762
Change in net unrealized appreciation / depreciation on investments	$(1,541,616)	6,498,679
Capital gains tax payable on behalf of shareholders (Note 1)	$—	(792,672)

Net increase in net assets resulting from operations	$3,267,606	11,637,319
Undistributed investment income included in price of shares redeemed	$(9,853)	(5,009)
Realized (gain) / loss from security transactions included in price of shares redeemed	$(23,407)	(4,386)
Dividends to shareholders from net investment income	$(228,780)	(773,541)
Dividends to shareholders from short-term capital gains	$(75,374)	(2,731,551)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	$(646,746)	(196,735)

Total increase (decrease) in net assets	$2,283,446	7,926,097
Net Assets:
Beginning of year	$60,166,018	52,239,921

End of year	$62,449,464	$60,166,018

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 488 shares of capital stock redeemed during the six months ended June 30, 2014.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2014, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue Code. As such, the Company is paying the applicable federal capital gains tax for

NOTES TO FINANCIAL STATEMENTS — Continued

shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

NOTES TO FINANCIAL STATEMENTS — Continued

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820-10, fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the inputs used as of June 30, 2014 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$45,716,568	$—	$2,359,380	$48,075,948
U.S. government and agency obligations	—	750,555	—	750,555
Municipal and corporate bonds	—	5,302,839	—	5,302,839
Mutual funds	5,964,364	—	—	5,964,364
Short-term investments	2,364,150	—	—	2,364,150

Total	$54,045,082	$6,053,394	$2,359,380	$62,457,856

Liabilities

Written options	$106,850	$—	$—	$106,850

*	See Portfolio of Investments for values by industry classification.

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies. Significant inputs of the dividend discount method include the estimated dividend growth rate and the required rate of return. The net asset value method takes into consideration financial information received from the Pennsylvania Warehousing and Safe Deposit Company. A discount for lack of marketability is a significant input of both methods.

NOTES TO FINANCIAL STATEMENTS — Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The table below summarizes the techniques and unobservable inputs for the valuation of the Level 3 investments.

Quantitative Information about Level 3 Fair Value Measurements

Asset	Fair Value at June 30, 2014	Valuation Technique	Unobservable Inputs	Value *

Pennsylvania Warehousing and Safe Deposit Company	$2,359,380	Dividend discount method	Lack of marketability discount Estimated dividend growth rate Required rate of return Valuation technique weighting	26.00% 1.08% 10.04% 50.00%
		Net asset value method	Lack of marketability discount Discount to net asset value Valuation technique weighting	26.00% 11.72% 50.00%

*	Significant changes in any of these inputs would result in a significantly higher or lower fair value measurement. Generally a change to the estimated dividend growth rate or the weighting applied to the net asset value would result in a directionally similar change in fair value. Conversely, a change in the required rate of return, the weighting applied to the dividend discount method or the discounts would result in a directionally opposite change in fair value.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the six months ended June 30, 2014 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2014 was as follows:

Common Stock
Beginning Balance, 12/31/2013	$2,250,532
Purchases	—
Sales	—
Total Unrealized Appreciation[1]	108,848

Ending Balance, 6/30/2014	$2,359,380

[1]

Included in related net change in unrealized appreciation/depreciation in Statement of Operations. The change in unrealized appreciation/depreciation on Level 3 investments still held as of June 30, 2014 was $108,848.

NOTES TO FINANCIAL STATEMENTS — Continued

3.	NON-MARKETABLE SECURITY OF AFFILIATE

There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of June 30, 2014 the Pennsylvania Warehousing and Safe Deposit Company owns 4.82% of the outstanding shares of the Company.

Shares		June 30, 2014			For the Six Months Ended June 30, 2014
		Percent Owned	Identified Cost	Fair Value	Dividend Income
732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,359,380	$36,600

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A

NOTES TO FINANCIAL STATEMENTS — Continued

portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2014 the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
PNC Financial Services Group, Inc.	1/17/2015	$85.00	$19,798	5,000	$31,600
Exxon Mobil Corp	10/18/2014	$100.00	9,898	5,000	16,250
PNC Financial Services Group, Inc.	1/17/2015	$77.50	50,797	5,000	59,000

			$80,493		$106,850

NOTES TO FINANCIAL STATEMENTS — Continued

Transactions in written covered calls for the six months ended June 30, 2014 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2013	18,900	$107,955
Covered Calls written during the period	25,000	138,438
Covered Calls closed during the period	(20,000)	(97,891)
Covered Calls exercised during the period	(8,900)	(68,010)

Outstanding at June 30, 2014	15,000	$80,493

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of June 30, 2014.

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2014:

Liability Derivatives Value
Total Value At June 30, 2014	Number of Shares in Equity Contracts
$80,493	15,000

The following is a summary of the effect of derivative instruments on the statement of operations for the six months ended June 30, 2014.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	($7,166)	$573

NOTES TO FINANCIAL STATEMENTS — Continued

For the six months ended June 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	63
Average notional value of contracts written	$1,087,500

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended

June 30, 2014 were:

	Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and Mutual Funds	$27,626,605	$30,747,858	$26,895,002
U.S. Government & Agency Obligations	—	69,002	69,002
Municipal & Corporate Bonds	375,869	276,852	272,914

Total	$28,002,474	$31,093,712	$27,236,918

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2014 the Company distributed common stock with fair value of $679,331 and cost of $9,191. The related gain of $670,640 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS — Continued

The tax character of dividends and distributions declared by the Company was as follows:

	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
Distributions paid from Ordinary Income	$304,154	$3,505,092

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2014 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$30,985,570	$31,843,815	$371,529	$31,472,286

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of June 30, 2014, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal and state tax returns remain open for examination for the years ended December 31, 2010 through December 31, 2013.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $23,074.

NOTES TO FINANCIAL STATEMENTS — Continued

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2014

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $41,850. The compensation of Officers of the Company, who are also employees of the Company, amounted to $95,250.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $65,779 for their services during the six months ended June 30, 2014.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $9,433 for their services during the six months ended June 30, 2014.

10.	INTEREST RATE RISK

The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2014	Years Ended December 31,
		2013	2012	2011	2010	2009
Investment Income	$15.51	$35.47	$34.94	$32.96	$28.37	$31.13
Expenses	10.00	17.69	17.73	17.33	16.32	14.19

Net Investment Income	5.51	17.78	17.21	15.63	12.05	16.94
Dividends from net investment income	(5.28)	(17.66)	(17.15)	(15.08)	(11.75)	(16.65)
Dividends from short term capital gains	(1.76)	(62.34)	(27.18)	(31.69)	(36.21)	(40.93)
Net realized gain (loss) and increase (decrease) in unrealized appreciation.	69.73	247.38	69.70	(4.99)	108.29	96.86

Net increase (decrease) in net assets value	68.20	185.16	42.58	(36.13)	72.38	56.22
Net assets value:
Beginning of year	1,373.65	1,188.49	1,145.91	1,182.04	1,109.66	1,053.44

End of period	$1,441.85	$1,373.65	$1,188.49	$1,145.91	$1,182.04	$1,109.66

Net Assets at end of Period (in millions)	$62.4	$60.2	$52.2	$50.9	$53.3	$50.8
Annual ratio of expenses to average net assets	1.42%	1.34%	1.47%	1.44%	1.43%	1.38%
Annual ratio of net investment income to average net assets	0.78%	1.35%	1.43%	1.30%	1.06%	1.65%
Annual portfolio turnover rate	101.84%	82.67%	40.44%	39.08%	44.22%	37.53%
Annual Total Investment Return	10.95%	22.31%	7.58%	0.90%	10.84%	10.80%
Number of shares outstanding at end of period in thousands	43	44	44	44	45	46

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2014

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance June 30, 2014
	Number of Shares
3M Company	14,800	4,500
Ball Corp.	39,600	8,900
Baxter International Inc.	16,800	8,400
Cardinal Health Inc.	14,600	7,300
Carnival Corp.	1,500	15,700
Charles Schwaab Corporation	33,400	16,700
Coca Cola Enterprises Inc.	26,400	—
Devon Energy Corp.	29,200	10,300
Gildan Activewear Inc	36,900	12,300
Laboratory Corp. of America	10,800	5,400
Microsoft Corp.	10,500	10,500
NVR Inc.	1,100	—
Omnicom Group Inc.	9,400	9,400
Qualcomm	11,000	5,500
Reliance Steel Aluminum	1,500	8,500
Renaissance RE Holdings LTD	16,400	7,700
Rock Tenn Co	4,100	4,100
Rovi Corp	99,900	16,800
Schweitzer Mauduit	33,700	17,700
Twenty-First Century Fox (non voting)	48,000	16,000
Unilever PLC SPSD ADR	32,800	16,400
United Parcel Service CL B	1,300	5,300
Western Union Co.	40,300	31,700
Winnebago Inds Inc.	42,500	25,200

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2014

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance June 30, 2014
	Number of Shares
3M Company	16,100	4,500
American Express Co.	3,800	5,200
Ball Corp.	43,900	8,900
Baxter International Inc.	16,800	8,400
Becton, Dickinson & Co.	2,500	2,500
Cardinal Health Inc.	14,600	7,300
Carnival Corp.	1,500	15,700
Charles Schwaab Corporation	33,400	16,700
Coca Cola Enterprises Inc.	35,200	—
Devon Energy Corp.	29,200	10,300
Dover Corp	2,400	—
Entergy Corporation	5,100	—
Gildan Activewear Inc	36,900	12,300
Illinois Tool Works Inc.	4,100	3,000
Knowles	1,200	—
Laboratory Corp. of America	5,400	5,400
LAM Research Corp.	4,000	—
Microsoft Corp.	10,500	10,500
NVR Inc.	1,800	—
Omnicom Group Inc.	7,600	9,400
PNC Financial Services Group Inc.	12,000	107,455
Penn Virginia Corp.	20,000	—
Qualcomm	5,500	5,500
Quest Diagnostics Inc.	10,400	—
Raytheon Company	8,100	—
Renaissance RE Holdings LTD	15,400	7,700
Rock Tenn Co	4,100	4,100
Rovi Corp	114,000	16,800
Schweitzer Mauduit	16,000	17,700
TE Connectivity Ltd	7,375	—
Twenty-First Century Fox (non voting)	32,000	16,000
Unilever PLC SPSD ADR	32,800	16,400
Western Union Co.	16,300	31,700
Winnebago Inds Inc.	17,300	25,200

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2014

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance June 30, 2014
	Number of Units
Alameda Corridor CA 6.5% 10/1/19	105,000	105,000
Glendale CA Hlth Facs Revenue Insd 5.600 11/15/2025	35,000	150,000
JP Morgan Chase Mtn 3.875% 2/1/24	140,000	140,000
Southern CA Public Power 2.178% 7/1/19	75,000	75,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended June 30, 2014

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance June 30, 2014
	Number of Units
Fed. Home Loan Mtg. 6% 7/1/2019	12,144	58,805
Fed. Home Loan Mtg. 6% 8/1/2019	16,625	186,016
Fed. Home Loan Mtg. 3.5% 9/1/2026	9,425	137,790
Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	7,002	168,338
Govt Natl Mort Assoc II 5.5% 1/20/2036	15,716	94,527
Govt Natl Mort Assoc 5% 5/15/2039	5,965	36,789
Govt Natl Mort Assoc 6% 4/15/2036	2,124	19,895
Alt Bldg Concepts 4.160% 12/20/32	919	72,622
California Statewide 4.375% 1/1/2023	10,000	170,000
JP Morgan Chase 3.15% 7/5/2016	125,000	—
Louisiana Hsg Fin Agy 4.75% 6/1/27	5,000	75,000
Massachusetts St. Hsg. 5.962% 6/1/2017	20,000	145,000
Montana ST BRD HSG 5% 12/1/2027	5,000	80,000
Montana ST BRD HSG 5.5% 12/1/2037	15,000	10,000
New Mexico Mtg Fin Auth 5.35% 3/1/30	10,000	115,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	5,000	115,000
Washinghton St Series B 5.5% 5/1/2018	15,000	65,000
Wisconsin St Gen Rev 5.2% 5/1/2018	60,000	215,000

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 79	2017 33 years	President and Director of Mather & Co. (insurance brokers)	None

Herbert S. Riband, Jr. Director and Secretary-Treasurer Age: 77	2016 20 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 61	2015 24 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 79	2015 18 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	None

Peter Bedell Director Age: 76	2016 9 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

Henry F. Reichner Director Age: 53	2017 4 months	Attorney & Partner, Reed Smith LLP, with which he has been associated for more than 5 years.	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

* * *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL

SHAREHOLDERS MEETING

Of 43,579 shares of common stock of the company outstanding and entitled to vote, a total of 40,957 were represented either in person or by proxy at the annual shareholders meeting held on April 16, 2014.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent six-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 16, 2014, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15(c) of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that the agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that the agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.

ITEM 2. CODE OF ETHICS.

Not required for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES .

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report;

(ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics is not required for semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles E. Mather III
Charles E. Mather III
President
Date: August 29, 2014

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer
Date: August 29, 2014